Schedule of Investments
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–100.35%
Argentina–0.17%
Ciro Holding S.A.(a)	79,422,317,553	$15,884,464
Brazil–0.28%
MercadoLibre, Inc.(b)	10,626	25,224,955
Canada–1.61%
Shopify, Inc., Class A(b)	1,199,604	146,603,605
China–3.05%
JD.com, Inc., ADR	6,478,091	203,995,086
Tencent Holdings Ltd.	1,065,000	74,562,990
		278,558,076
Denmark–0.18%
Novo Nordisk A/S, Class B	360,280	16,755,890
France–5.41%
Airbus SE	1,448,259	291,179,801
EssilorLuxottica S.A.	321,107	95,482,563
LVMH Moet Hennessy Louis Vuitton SE	200,404	107,579,225
		494,241,589
Germany–4.61%
Allianz SE	178,922	70,705,972
SAP SE	1,225,924	350,559,736
		421,265,708
India–6.21%
DLF Ltd.	39,144,715	348,139,988
HDFC Bank Ltd.	2,157,058	49,500,810
ICICI Bank Ltd., ADR	5,015,935	169,037,009
		566,677,807
Israel–0.89%
Nice Ltd., ADR(b)(c)	520,172	81,172,841
Italy–1.49%
Brunello Cucinelli S.p.A.	768,461	86,177,290
Ferrari N.V.	76,319	33,466,436
Moncler S.p.A.	311,299	16,602,378
		136,246,104
Japan–2.39%
Capcom Co. Ltd.	2,613,000	66,515,830
Hoya Corp.	343,400	43,324,265
Keyence Corp.	300,212	108,596,080
		218,436,175
Netherlands–2.31%
Adyen N.V.(b)(d)	74,849	128,377,307
ASML Holding N.V.	29,159	20,209,313
BE Semiconductor Industries N.V.	284,760	38,474,403
Universal Music Group N.V.	836,649	24,067,791
		211,128,814
Spain–1.42%
Amadeus IT Group S.A.	1,610,692	129,328,503
Shares		Value
Sweden–2.17%
Assa Abloy AB, Class B	1,486,702	$49,195,313
Atlas Copco AB, Class A	4,532,446	69,021,828
Spotify Technology S.A.(b)	127,055	79,605,040
		197,822,181
Switzerland–1.60%
Galderma Group AG, Class A	162,237	25,003,659
Lonza Group AG	173,906	121,207,071
		146,210,730
Taiwan–2.00%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,744,000	182,640,454
United States–64.56%
Alphabet, Inc., Class A	3,929,037	753,982,200
Amazon.com, Inc.(b)	729,381	170,755,386
Analog Devices, Inc.	1,264,969	284,149,986
ARM Holdings PLC, ADR(b)	445,179	62,937,181
Boston Scientific Corp.(b)	1,160,921	121,803,831
Broadcom, Inc.	816,237	239,728,807
Ecolab, Inc.	203,676	53,314,230
Eli Lilly and Co.	336,835	249,281,478
Equifax, Inc.(c)	412,892	99,189,045
IDEXX Laboratories, Inc.(b)(c)	71,597	38,254,993
Intuit, Inc.	415,255	326,029,158
Intuitive Surgical, Inc.(b)	261,302	125,709,779
IQVIA Holdings, Inc.(b)	246,481	45,810,959
Lam Research Corp.	996,477	94,505,879
Linde PLC	63,721	29,328,227
Marriott International, Inc., Class A	338,455	89,294,583
Marvell Technology, Inc.	3,335,773	268,096,076
Mastercard, Inc., Class A	155,368	88,011,311
Meta Platforms, Inc., Class A	1,018,279	787,577,710
Microsoft Corp.	567,269	302,638,012
Netflix, Inc.(b)	154,826	179,505,264
NVIDIA Corp.	2,596,775	461,888,369
Phathom Pharmaceuticals, Inc.(b)(c)	1,975,378	16,869,728
S&P Global, Inc.	718,277	395,842,455
ServiceNow, Inc.(b)	57,589	54,313,338
Stryker Corp.	108,646	42,668,544
Synopsys, Inc.(b)	107,959	68,388,788
Thermo Fisher Scientific, Inc.	159,164	74,437,820
TJX Cos., Inc. (The)(c)	476,702	59,363,700
Visa, Inc., Class A(c)	839,996	290,193,418
Zoetis, Inc.	146,824	21,405,471
		5,895,275,726
Total Common Stocks & Other Equity Interests (Cost $3,991,217,326)		9,163,473,622
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.35% (Cost $3,991,217,326)		9,163,473,622
See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.04%
Invesco Private Government Fund, 4.32%(e)(f)(g)	26,465,866	$26,465,866
Invesco Private Prime Fund, 4.46%(e)(f)(g)	68,866,914	68,880,688
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $95,346,554)		95,346,554
TOTAL INVESTMENTS IN SECURITIES—101.39% (Cost $4,086,563,880)		9,258,820,176
OTHER ASSETS LESS LIABILITIES–(1.39)%		(127,289,378)
NET ASSETS–100.00%		$9,131,530,798
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2025 represented 1.41% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,425,596	$207,876,926	$(209,302,522)	$-	$-	$-	$121,033
Invesco Treasury Portfolio, Institutional Class	2,647,536	386,057,147	(388,704,683)	-	-	-	223,106
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,979,192	644,517,202	(651,030,528)	-	-	26,465,866	937,825*
Invesco Private Prime Fund	78,617,477	1,200,976,667	(1,210,709,532)	-	(3,924)	68,880,688	2,459,007*
Investments in Other Affiliates:
Ciro Holding S.A.**	21,244,913	-	-	(5,360,449)	-	15,884,464	-
Total	$136,914,714	$2,439,427,942	$(2,459,747,265)	$(5,360,449)	$(3,924)	$111,231,018	$3,740,971

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	At July 31, 2025, this security was no longer an affiliate of the Fund.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$—	$—	$15,884,464	$15,884,464
Brazil	25,224,955	—	—	25,224,955
Canada	146,603,605	—	—	146,603,605
China	203,995,086	74,562,990	—	278,558,076
Denmark	—	16,755,890	—	16,755,890
France	—	494,241,589	—	494,241,589
Germany	—	421,265,708	—	421,265,708
India	169,037,009	397,640,798	—	566,677,807
Israel	81,172,841	—	—	81,172,841
Italy	—	136,246,104	—	136,246,104
Japan	—	218,436,175	—	218,436,175
Netherlands	—	211,128,814	—	211,128,814
Spain	—	129,328,503	—	129,328,503
Sweden	79,605,040	118,217,141	—	197,822,181
Switzerland	—	146,210,730	—	146,210,730
Taiwan	—	182,640,454	—	182,640,454
United States	5,895,275,726	—	—	5,895,275,726
Money Market Funds	—	95,346,554	—	95,346,554
Total Investments	$6,600,914,262	$2,642,021,450	$15,884,464	$9,258,820,176
Invesco Global Fund